J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.28

SellerLoanID	Customer Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Final Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	304844557	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Loan Amount- The loan amount exceeds maximum allowable under the guideline matrix. The subject loan amount is $XXXX for an owner occupied fixed rate second mortgage; however, the matrix guidelines reflect a maximum loan amount of $XXXX. The loan file does not contain an exception. Response 1 (XX/XX/XXXX XX:XXAM) XXXX provided and request to waive based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX that supported the value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	304844553	XXXX	XXXX	XXXX	Rebuttable Presumption Verified QM	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in XXXX The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XXXX XXXX higher-priced mortgage loan test. (XXXX XXXX, XXXX Financial Code Division 1.94995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in XXXX The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds XXXX threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by XXXX% or more percentage points for a subordinate-lien covered transaction. Truth in XXXX (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) TRID - CD - Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in XXXX (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX that supported the value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	304844555	XXXX	XXXX	XXXX	Non-QM Verified		(Open) TRID - CD - Closing Information/Disbursement Date- The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in XXXX (Regulation Z)12 CFR 1026.38(a)(3)(iii)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	304845764	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845923	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845947	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) Security Instrument - Incomplete- The following section(s) of the Security Instrument (Mortgage/Deed of Trust) incomplete: Page XXXX of Security Instrument is not legible. Response 1 (XX/XX/XXXX XX:XXPM) The mortgage that was provided was for the first XXXX and not the second lien that is the one under review. Page XXXX of the second XXXX mortgage is still illegible/missing. (XXXX) Response 2 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	1	1	1	3	1			C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A
XXXX	304845888	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Transfer Taxes. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. Increasing Transfer Taxes strictly due to the XXXX providing updated fees in not an acceptable reason without more details. The Invoice and Smart Fees do not state a reason for the increase. A detailed reason/COC stating why the Transfer Taxes increased is required. A cost to cure in the amount of $XXXX remains. (XXXX)

Response 2 (XX/XX/XXXX XX:XXPM)
The PCCD reflecting the cure has been provided. A copy of the refund check, letter of explanation to the borrower, and proof of mailing is required to complete the cure. (XXXX)

Response 3 (XX/XX/XXXX XX:XXAM)
The documentation provided is not sufficient to cure the finding. The PCCD, copy of the refund check, and XXXX have been provided. The LOE is required. (XXXX)

Response 4 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	2	1	1	3	2			C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B
XXXX	304845890	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) TRID - Initial LE/Delivery Date (prior to consummation)-

The loan failed the Initial Loan Estimate delivery date test (prior to consummation). The Initial LE issued on XX/XX/XXXX is less than seven business days before the Consummation Date, XX/XX/XXXX. Truth in XXXX (Regulation Z) 12 CFR 1026.19(e)(1)(iii)(B)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. There was a mistype within the original write up. It is the last revised LE issued on XX/XX/XXXX that does not have evidence it was received at least XXXX business days prior to closing. The mailing rule was applied. (XXXX)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The e-mail provided from the borrower confirming he received the revised LE on XX/XX/XXXX4 is acceptable and is XXXX days prior to closing; however, this does not clear the finding. The loan is a Rescindable Transaction with XXXX borrowers and the receipt date is based on the latter of when the borrower or co-borrower receives the disclosure. A receipt date for the co-borrower has not been received and the XXXX-day mailing rule has been applied. Please provide evidence of when the co-borrower received the revised LE issued on XX/XX/XXXX for review. (XXXX)

Response 3 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	1	1	1	3	1			C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A
XXXX	304845774	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) TRID - CD - Revised CD Delivery Date (No Waiting Period)-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required) (12 CFR §1026.19(f)(2)(i) ) due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 3 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to clear the finding. (Resolved)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The tracker provided discloses the Final CD was sent to the borrower on XX/XX/XXXX; however it shows receipt of borrower on XX/XX/XXXX and not received on or prior to consummation date of XX/XX/XXXX. Please provide evidence of receipt that Final CD issued on XX/XX/XXXX was received by borrower on or prior to consummation. (XXXX)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The tracker provided discloses the Final CD was sent to the borrower on XX/XX/XXXX; however it discloses "Acknowledged Receipt of this document" by the borrower on XX/XX/XXXX. (XXXX)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	1	1	1	3	1			C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A
XXXX	304845825	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) State Regulations- The loan origination fee exceeds XXXX% of the first $XXXX and XXXX % thereafter of the principal amount advanced to or for the direct benefit of the borrower of the mortgage. (XXXX RCW §31.04.105(XXXX)) Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		2	1	1	1	2	1			B	A	A	A			B	A	B	A	A	A			B	A	B	A	A	A			B	A	B	A	A	A			B	A	B	A	A	A			B	A	B	A	A	A			B	A
XXXX	304845911	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) TRID - Initial CD/Delivery Date (prior to consummation)- Rescindable-

Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumers XXXX business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumers' E-consent is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The XXXX provided discloses the XXX received the Initial CD issued on XX/XX/XXXX on XX/XX/XXXX which is not XXXX days prior to closing as required. Evidence the XXX received the Initial CD XXXX days prior to closing is required. for review. (XXXX)

Response 2 (XX/XX/XXXX XX:XXAM)
Evidence the Non-borrowing spouse received the Initial CD at least XXXX days prior to closing is the cure. Provide any supporting documentation: e-mail from XXX, screenshots etc. to prove XXX received the Initial CD XXXX days prior for review. (XXXX)

Response 3 (XX/XX/XXXX XX:XXAM)
The documentation provided is not sufficient to cure the finding. The e-mail provided confirms the borrower, XXXX, received the Initial CD at least XXXX days prior to closing. Evidence the Non-borrowing Spouse, XXXX, received the Initial CD at least XXXX days prior to closing has not been provided. (XXXX)

Response 4 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	1	1	1	3	1			C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A
XXXX	304845927	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845931	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) TRID - XXXX% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than XXXX% test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fee was not accepted: Closing Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX was required in which $.XXXX was reimbursed at closing. There is a remaining cost to cure in the amount of $XXXX required. Truth in XXXX (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The PCCD, copy of the refund check, and XXXX have been provided. The LOE is required. (XXXX)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	2	1	1	3	2			C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B
XXXX	304845753	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845775	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845722	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Open) State Regulations- This loan failed the nonrefundable prepaid finance charge test. (XXXX. Code § XXXX-XXXX-XXXX-201(XXXX)) The loan's nonrefundable prepaid finance charge exceeds XXXX% of the note amount or line of credit and failed by $XXXX. The Nonrefundable Prepaid Finance Charge Test included the following charges Flood Certificate $XXXX, Loan Discount Points $XXXX, Prepaid Interest $XXXX and Settlement Fee $XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Lender acknowledges with no change in grade EV2. (Acknowledged)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		2	2	1	1	2	2			B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B
XXXX	304845831	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845723	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845864	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845811	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) State Testing - Prohibited Fees- The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Points. The loan fails the prohibited fees test by $XXXX. (XXXX RCW §31.04.105) Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		2	1	1	1	2	1			B	A	A	A			B	A	B	A	A	A			B	A	B	A	A	A			B	A	B	A	A	A			B	A	B	A	A	A			B	A	B	A	A	A			B	A
XXXX	304845958	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Points. The loan fails the prohibited fees test by $XXXX. (XXXX XXXXXXXX §6122(a))

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Initial CD/Delivery Date (prior to consummation)- Rescindable-

Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date, XX/XX/XXXX. The CD issued on XX/XX/XXXX was signed and dated XX/XX/XXXX. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to clear the finding. The email provided does not have any loan identifying information on it. (XXXX)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	2	1	1	3	2			C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B
XXXX	304845957	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845940	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Open) State Regulations- This loan failed the nonrefundable prepaid finance charge test. (XXXX. Code § XXXX-XXXX-XXXX-201(XXXX)) The loan's nonrefundable prepaid finance charge exceeds XXXX% of the note amount or line of credit. The following fees were included in the nonrefundable prepaid finance charge test: Flood Cert $XXXX, Points $XXXX, Prepaid Interest $XXXX, and Settlement Fee $XXXX. The loan failed by a variance of $XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Lender acknowledges with no change in grade EV2. (Acknowledged)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		2	2	1	1	2	2			B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B
XXXX	304845824	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845924	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845910	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Open) State Regulations- The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Points. The loan fails the prohibited fees test by $XXXX. (XXXX XXXXXXXX §6122(a)) Response 1 (XX/XX/XXXX XX:XXAM) Lender acknowledges with no change in grade EV2. (Acknowledged)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		2	2	1	1	2	2			B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B
XXXX	304845771	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase in XXXX to $XXXX and the addition of the Appraisal Final Inspection fee of $XXXX is not accepted. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. A valid COC for the addition of the Final Inspection in the amount of $XXXX has been provided. Updated testing results in a cost to cure in the amount of $XXXX. The LOE and PCCD for the reimbursement of $XXXX have been provided. However, the refund check request provided is unacceptable as a copy of the refund check. A copy of the refund check and Proof of Delivery is required. A cost to cure in the amount of $XXXX remains. (XXXX)

Response 2 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	2	1	1	3	2			C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B
XXXX	304845738	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845898	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845803	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845748	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Open) State Regulations-

This loan failed the lender prohibited fees test. (XXXX XXXXXXXX §6122(a)) The loan charges a fee not provided for in the act. A lender is prohibited from charging fees, except those provided for in this act.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The Lender Report provided appears to not have tested XXXX state rules; information located under Compliance Summary on report. The loan charges $XXXX and violates the XXXX State Prohibited fees test. (XXXX)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. This regulation does not provide a mechanism for cure, however this violation is license dependent and does not carry assignee liability. It is considered a non-material EV2. (XXXX)

Response 3 (XX/XX/XXXX XX:XXPM)
Client accepts Ev2 exception. (Acknowledged)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		2	2	1	1	2	2			B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B
XXXX	304845821	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845908	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845918	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845766	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845794	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845876	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845757	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) TRID - Zero Tolerance Violation (No Valid COC)- The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Transfer Taxes increased on revised LE XX/XX/XXXX. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	1	1	1	3	1			C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A
XXXX	304845896	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Credit - Other- The borrower has two retained rental properties. The loan file is missing documentation to support the $XXXX per month HOA dues on property located at Havasu Falls and documentation to support the HOA dues, property tax and hazard insurance totaling $XXXX on the property located at XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	1	1			C	A	C	A			A	A	C	A	C	A			A	A	C	A	C	A			A	A	C	A	C	A			A	A	C	A	C	A			A	A	C	A	C	A			A	A
XXXX	304845886	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845930	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DTI - Exceeds Guidelines-

The DTI exceeds Originator Guidelines of XXXX% with a credit score <XXXX. At origination the Lender did not include the XXXX debt of $XXXX per month. The loan file does not include any evidence that this loan was paid in full prior to or at closing. The audit DTI is XXXX%, which exceeds the guidelines maximum.

Response 1 (XX/XX/XXXX XX:XXPM)
A XXXX month statement is not sufficient evidence that someone else pays the account. In addition, the statement provided reflects the borrower depositing money into this account. (XXXX)

Response 2 (XX/XX/XXXX XX:XXPM)
Explanation and documentation received is sufficient. (Resolved)

										3	1	3	1	1	1			C	A	C	A			A	A	C	A	C	A			A	A	C	A	C	A			A	A	C	A	C	A			A	A	C	A	C	A			A	A	C	A	C	A			A	A
XXXX	304845871	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845765	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845870	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) TRID - CD - Revised CD Delivery Date (No Waiting Period)- This loan failed the revised Closing Disclosure delivery date test (no waiting period required) due to the following: The Closing Disclosure was not received by the borrower prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated on XX/XX/XXXX. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	1	1	1	3	1			C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A
XXXX	304845816	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) TRID - Zero Tolerance Violation (No Valid COC)- The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee $XXXX. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	2	1	1	3	2			C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B
XXXX	304845856	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845920	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845866	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845823	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Open) State Regulations- This loan failed the prohibited lender fees test. (XXXX RCW §31.04.105)The loan charges a prohibited lender fee. Points. Response 1 (XX/XX/XXXX XX:XXPM) Client accepts Ev2 exception. (Acknowledged)	(Clear) Verification Documentation - VVOE Salaried/Missing- The loan file is missing the VVOE for the borrower's current employer. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	2	3	1	2	2			C	B	C	A			B	B	C	B	C	A			B	B	C	B	C	A			B	B	C	B	C	A			B	B	C	B	C	A			B	B	C	B	C	A			B	B
XXXX	304845741	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845734	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at XXXX or under to support the origination appraised value. Although a valuation product is not required an AVM was ordered after the appraisal therefore reviewed as a valuation product per the rating agencies. The AVM did not support the original appraised value. Response 1 (XX/XX/XXXX XX:XXAM) Additional secondary valuation product supports value. Downgraded to EV2. (Resolved)	3	2	1	1	1	1	3	2	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A
XXXX	304845760	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845912	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) Security Instrument - Incomplete- The following section(s) of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The default notice was not signed by the borrower. Response 1 (XX/XX/XXXX XX:XXPM) The explanation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	1	1	1	3	1			C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A
XXXX	304845859	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845933	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845956	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Open) State Regulations- This loan failed the discount fee test. XXXXXXX § 1343.011(B)). The sum of all discount points is greater than XXXX% of the original principal amount. Response 1 (XX/XX/XXXX XX:XXAM) Lender acknowledges with no change in grade EV2. (Acknowledged)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		2	2	1	1	2	2			B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B
XXXX	304845728	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845874	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) State Testing - XXXX High Cost & Antipredatory Lending/Home Equity Loan Points and Fees Test (XXXX%)-

This loan failed the required fees test. (XXXX Constitution, Article 16, Section 50 (a)(6)(E) & (t)(4), as amended Jan. XXXX) The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed XXXX% of the original principal amount, excluding fees for: The following fees were included in the points and fees calculation: Title Search $XXXX, Attorney $XXXX, Credit Report $XXXX, Flood $XXXX, Processing $XXXX, Recording $XXXX, Settlement $XXXX, Underwriting $XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
The information provided is not sufficient to cure the finding. The loan is exceeding the XXXX% threshold for the XXXX required fees test. The following fees were included in the points and fees calculation: Title Search $XXXX, Attorney $XXXX, Credit Report $XXXX, Flood $XXXX, Processing $XXXX, Recording $XXXX, Settlement $XXXX, Underwriting $XXXX. (XXXX)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	2	1	1	3	2			C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B
XXXX	304845787	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845750	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845732	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845735	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845759	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845804	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845851	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845784	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Open) State Regulations- This loan failed the nonrefundable prepaid finance charge test. (XXXX. Code § XXXX-XXXX-XXXX-201(XXXX)). The loan's nonrefundable prepaid finance charge exceeds XXXX% of the note amount or line of credit.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		2	2	1	1	2	2			B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B
XXXX	304845861	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Open) State Regulations- This loan failed the discount fee test. (N.J.S.A. §XXXX:11C-XXXX, N.J.A.C. §§XXXX:XXXX-XXXX). The loan charges a discount fee that exceeds XXXX% of the principle amount of the loan. Response 1 (XX/XX/XXXX XX:XXPM) Lender acknowledges with no change in grade EV2. (Acknowledged)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		2	2	1	1	2	2			B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B
XXXX	304845783	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845786	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845802	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845850	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Open) State Regulations- This loan failed the discount fee test. ( XXXX. §XXXX:11C-XXXX, XXXX. §§XXXX:XXXX-XXXX) The loan charges a discount fee that exceeds XXXX% of the principle amount of the loan. The subject loan charges a discount fee of $XXXX which resulted in a variance of $XXXX. Response 1 (XX/XX/XXXX XX:XXAM) Lender acknowledges with no change in grade EV2. (Acknowledged)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		2	2	1	1	2	2			B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B
XXXX	304845800	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845807	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845763	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845810	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Open) State Testing - Prohibited Fees- The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Discount Points $XXXX. The loan fails the prohibited fees test by $XXXX. (XXXX RCW §31.04.105) Response 1 (XX/XX/XXXX XX:XXAM) Lender acknowledges with no change in grade EV2. (Acknowledged)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		2	2	1	1	2	2			B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B
XXXX	304845949	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Open) State Regulations- This loan failed the discount fee test. (XXXX. §XXXX:11C-XXXX, XXXX. §§XXXX:XXXX-XXXX). The loan charges a discount fee that exceeds XXXX% of the principle amount of the loan. Response 1 (XX/XX/XXXX XX:XXPM) Lender acknowledges with no change in grade EV2. (Acknowledged)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		2	2	1	1	2	2			B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B
XXXX	304845919	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Open) State Regulations- This loan failed the nonrefundable prepaid finance charge test. (XXXX. Code § XXXX-XXXX-XXXX-201(XXXX)). The loan's nonrefundable prepaid finance charge exceeds XXXX% of the note amount or line of credit.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		2	2	1	1	2	2			B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B
XXXX	304845749	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845950	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845872	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845892	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845736	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845884	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845758	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845830	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) TRID - Initial CD/Delivery Date (prior to consummation)- Rescindable-

Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: Although evidence was provided showing the borrower and the non borrower, with right to rescind, received the initial CD on XX/XX/XXXX, the eConsent for the non borrower was not obtained until after electronic delivery; therefore, the mailing rule was applied. Per regulation, creditors using electronic delivery methods, such as email, must also comply with 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The e-consent for the Non-borrowing spouse was sent on XX/XX/XXXX and signed on XX/XX/XXXX; this is after the receipt date of the Initial CD on XX/XX/XXXX. Please provide evidence the e-consent was obtained prior to XX/XX/XXXX. (XXXX)

Response 2 (XX/XX/XXXX XX:XXAM)
Without evidence of e-consent prior to the documents being signed electronically, the violation is not curable and exception remains. (XXXX)

Response 3 (XX/XX/XXXX XX:XXPM)
The referenced documentationwas not received. Please provide for review.(Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	1	1	1	3	1			C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A
XXXX	304845767	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845928	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845880	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845822	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845721	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845770	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845903	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) TRID - Initial CD/Delivery Date (prior to consummation)- Rescindable-

Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the Non-Borrowing Spouse at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was received by the Non-Borrowing Spouse on XX/XX/XXXX therefore not at least XXXX days prior to consummation, XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is not sufficient to clear the finding. The email provided does not have any loan identifying information on it and does not have any date/time stamp information confirming the email was transmitted. (XXXX)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	1	1	1	3	1			C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A
XXXX	304845755	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Open) State Testing - Prohibited Fees- The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Loan Discount Point Fee $XXXX. The loan fails the prohibited fees test by $XXXX. This loan failed the prohibited lender fees test. (XXXX RCW §31.04.105) Response 1 (XX/XX/XXXX XX:XXAM) Lender acknowledges with no change in grade EV2. (Acknowledged)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		2	2	1	1	2	2			B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B
XXXX	304845913	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845867	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) Security Instrument - Inaccurate- The security instrument was not completed accurately. The PUD Rider name is inaccurate on the PUD Rider when compared to the title legal description. Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	1	1	1	3	1			C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A
XXXX	304845733	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845798	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845914	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845855	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified- The application lists significant debts that were not verified on the credit report and not independently verified. The XXXX, XXXX, and approval include a HELOC for the borrowers' REO that is new with a limit of $XXXX and monthly payment of $XXXX. The loan file contains no documentation verifying this new line and/or payment. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	1	1			C	A	C	A			A	A	C	A	C	A			A	A	C	A	C	A			A	A	C	A	C	A			A	A	C	A	C	A			A	A	C	A	C	A			A	A
XXXX	304845907	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845951	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845740	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) TRID - Zero Tolerance Violation (No Valid COC)- The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal fee to $XXXX on XX/XX/XXXX. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	2	1	1	3	2			C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B
XXXX	304845776	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845727	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845780	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845843	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845877	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) ROR - Missing- There is no evidence in the file that the Right to Cancel Notice was provided to the borrower and/or all consumers with a right to rescind. The forms provided in the file were not the subject property or borrower. Truth in XXXX (Regulation Z) 12 CFR 1026.23(b), (a)(1). Additionally, rescission needs to be re-opened. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	1	1	1	3	1			C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A
XXXX	304845724	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845955	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845948	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) TRID - Zero Tolerance Violation (Revised Disclosure Late)-

The loan failed the charges that cannot increase test. Because the change occurred on XX/XX/XXXX, and consumer was not provided the disclosure within XXXX days of the change, the increase to the following fee was not accepted as valid: Points and Transfer Taxes on XX/XX/XXXX. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	1	1	1	3	1			C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A
XXXX	304845893	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase and addition to the following fees was not accepted: XXXX. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The LOE and PCCD have been provided. A copy of the Refund Check and Proof of Delivery is required. (XXXX)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	2	1	1	3	2			C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B
XXXX	304845878	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845806	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified- The mortgage statement or other alternative documentation to support the P & I payment on the first mortgage loan with XXXX was not provided as required. Unable to confirm the payment breakdown to calculate final DTI. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	1	1			C	A	C	A			A	A	C	A	C	A			A	A	C	A	C	A			A	A	C	A	C	A			A	A	C	A	C	A			A	A	C	A	C	A			A	A
XXXX	304845860	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845820	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845778	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) TRID - Initial LE/Delivery Date (from application)-

The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within XXXX days of the application date, XX/XX/XXXX. Truth in XXXX (Regulation Z) 12 CFR 1026.19(e)(1)(iii)(A)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The disclosure tracker has been provided reflecting a LE was issued on XX/XX/XXXX. The actual document, LE XX/XX/XXXX needs to be provided to verify it was complete. The actual LE is also needed for accurate XXXX, HPML, APR, and Points and Fees testing. (XXXX)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions/increases: Loan Discount Point Fee $XXXX, XXXX Fee $XXXX, Credit Report Fee $XXXX, and the Flood Certification Fee $XXXX. A cost to cure in the amount of $XXXX is required. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The disclosure tracker has been provided reflecting a LE was issued on XX/XX/XXXX. The actual document, LE XX/XX/XXXX needs to be provided to verify it was complete. The actual LE is also needed for accurate XXXX, HPML, APR, and Points and Fees testing. (XXXX)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - XXXX% Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that in total cannot increase more than XXXX% test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions/increases: Title - Property Search Fee $XXXX, Title - Settlement Fee $XXXX, and Recording Fee $XXXX. A cost to cure in the amount of $XXXX is required. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The disclosure tracker has been provided reflecting a LE was issued on XX/XX/XXXX. The actual document, LE XX/XX/XXXX needs to be provided to verify it was complete. The actual LE is also needed for accurate XXXX, HPML, APR, and Points and Fees testing. (XXXX)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	1	1	1	3	1			C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A
XXXX	304845953	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845935	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) TRID - XXXX% Tolerance Violation (No Valid COC)- The loan failed the charges that in total cannot increase more than XXXX% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Title - Loan Policy. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	2	1	1	3	2			C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B
XXXX	304845743	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845882	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845891	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) Security Instrument - Missing Rider/Addendum-

The following referenced Rider is missing: Page one of the Condo Rider is missing.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Closing Information/Closing Date-

The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in XXXX (Regulation Z) 12 CFR 1026.38(a)(3)(ii)

Response 1 (XX/XX/XXXX XX:XXPM)
A PCCD with the updated closing date and an LOE to the borrower will be an acceptable cure. Please provide for review. (XXXX)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	1	1	1	3	1			C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A
XXXX	304845720	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845885	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845941	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845793	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845808	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845745	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Open) State Regulations- This loan failed the lender prohibited fees test. (XXXX XXXXXXXX §6122(a)). The loan charges a Loan Amount Points fee in the amount of $XXXX. A lender is prohibited from charging fees, except those provided for in this act. Response 1 (XX/XX/XXXX XX:XXAM) Lender acknowledges with no change in grade EV2. (Acknowledged)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		2	2	1	1	2	2			B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B
XXXX	304845835	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845939	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Open) State Regulations- The loan failed the XXXX discount fee test. XXXXXXX § 1343.011(B)). The loan discount fee was $XXXX and the loan failed the test by $XXXX. Response 1 (XX/XX/XXXX XX:XXAM) Lender acknowledges with no change in grade EV2. (Acknowledged)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		2	2	1	1	2	2			B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B
XXXX	304845795	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845731	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845772	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845847	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845768	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845902	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845834	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845796	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845932	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Open) State Regulations- The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Points. The loan fails the prohibited fees test by $XXXX. (XXXX XXXXXXXX §6122(a))	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		2	2	1	1	2	2			B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B
XXXX	304845773	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845926	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845887	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845832	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845945	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845725	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845905	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) ROR - Missing-

There is no evidence in the file that the Right to Cancel Notice was provided to the borrower and/or all consumers with a right to rescind. Truth in XXXX (Regulation Z) 12 CFR 1026.23(b), (a)(1). Additionally, rescission needs to be re-opened.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. Because the change occurred on XX/XX/XXXX, and consumer was not provided the valid COC within XXXX days of the change, the increase to the following fee was not accepted as valid: Transfer Taxes on XX/XX/XXXX and credit report fee on the XX/XX/XXXX CD. A cost to cure in the amount of $XXXX is required of which $XXXX was cured at closing. There is a remaining cost to cure in the amount of $XXXX required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The transfer Taxes increased from $XXXX on the LE issued on XX/XX/XXXX to $XXXX, XXXX on the LE issued on XX/XX/XXXX without a valid COC. Please provide details as to why the Transfer Taxes increased to determine if the COC is valid. A cost to cure in the amount of $XXXX remains. (XXXX)

Response 2 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to cure the finding. The Appraised Value increased to $XXXX, XXXX on the revised LE issued on XXXX without any change to the Transfer Taxes. A cost to cure in the amount of $XXXX reamins. (XXXX)

Response 3 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to cure the finding. A pricing extension is not a valid reason for the Transfer Taxes to increase. A cost to cure in the amount of $XXXX remains. (XXXX)

Response 4 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	2	1	1	3	2			C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B
XXXX	304845915	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845849	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) ROR - Missing- There is no evidence in the file that the Right to Cancel Notice was provided to the borrower; XXXX. Truth in XXXX (Regulation Z) 12 CFR 1026.23(b), (a)(1). Additionally, rescission needs to be re-opened. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	1	1	1	3	1			C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A
XXXX	304845815	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845777	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845868	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845952	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845782	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845901	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845894	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) ROR - Missing- There is no evidence in the file that the Right to Cancel Notice was provided to the borrower and/or all consumers with a right to rescind. Truth in XXXX (Regulation Z) 12 CFR 1026.23(b), (a)(1). Additionally, rescission needs to be re-opened. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	1	1	1	3	1			C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A
XXXX	304845754	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845909	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845938	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845942	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845827	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845845	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845837	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845858	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: XXXX. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The PCCD, copy of the refund check, and XXXX have been provided. The LOE is required. (XXXX)

Response 2 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	2	1	1	3	2			C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B
XXXX	304845742	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845812	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845789	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845852	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845921	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845883	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. Because the change occurred on XX/XX/XXXX, and consumer was not provided the disclosure within XXXX days of the change, the increase to the following fee was not accepted as valid: Appraisal increase on XX/XX/XXXX. Additionally, a valid change of circumstance was not provided in the loan file for the increase in Discount Points on XX/XX/XXXX and XXXX on XX/XX/XXXX. Therefore, the increases were not accepted. A cost to cure in the amount of $XXXX is required of which $XXXX was cured at closing. There is a remaining cost to cure in the amount of $XXXX required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The refund for the Appraisal Fee and XXXX fee have been provided and applied to tolerance testing. The COC provided for the increase to the Points - Loan Origination fee on XX/XX/XXXX does not provide a valid reason for the increase without more details. The COC does not state the reason for the increase. Provide information as to why the Points - Loan Origination fee increased on XX/XX/XXXX. An updated cost to cure in the amount of $XXXX remains. (XXXX)

Response 2 (XX/XX/XXXX XX:XXAM)
The documentation provided is not sufficient to cure the finding. The referenced evidence of Rate Lock extension has not been provided. Provide evidence of Rate Lock extension for review. A cost to cure in the amount of $XXXX remains. (XXXX)

Response 3 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) TRID - XXXX% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than XXXX% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Settlement and Doc Prep on XX/XX/XXXX. A cost to cure in the amount of $XXXX is required of which $XXXX was cured at closing. There is a remaining cost to cure in the amount of $XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	1	1	1	3	1			C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A
XXXX	304845726	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845840	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845791	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845805	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845846	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845857	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Open) State Testing - Prohibited Fees- The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Loan Discount points paid by borrower of $XXXX. The loan fails the prohibited fees test by $XXXX. This loan failed the lender prohibited fees test. (XXXX XXXXXXXX §6122(a)). Response 1 (XX/XX/XXXX XX:XXAM) Lender acknowledges with no change in grade EV2. (Acknowledged)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		2	2	1	1	2	2			B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B
XXXX	304845922	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845752	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845819	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845814	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) TRID - CD - Revised CD Delivery Date (No Waiting Period)-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required) due to the following: The Closing Disclosure was not received by the borrower prior to the Consummation Date. The Closing Disclosure issued on XX/XX/XXXX was signed and dated on XX/XX/XXXX after the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumers' E-consent is required. Truth in XXXX (Regulation Z) 12 CFR 1026.19(f)(2)(i)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The e-receipt for the borrower has been provided. Please provide evidence of the receipt for the NBS. (XXXX)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The e-receipt of XX/XX/XXXX for the NBS is for the the Initial CD. Please provide receipt of the Final CD for the NBS. (XXXX)

Response 3 (XX/XX/XXXX XX:XXAM)
Without evidence of receipt for the NBS prior to consummation, the violation is not curable and exception remains. (XXXX)

Response 4 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. According to the screen shots provided, it shows that  was the one to "finish/complete" the acknowledgement of the CD. Although it shows it was emailed to XXX, there is no acknowledgement showing XXXX viewed the disclosure. Therefore the mailing rule would apply and put the receipt date after the closing date. (XXXX)

Response 5 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	1	1	1	3	1			C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A
XXXX	304845848	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845838	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845779	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845844	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845833	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845853	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845954	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Loan Amount Points $XXXX and Title - State Policy Fee II $XXXX. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The COC provided on XX/XX/XXXX does not provide a valid reason for the increase of the Points - Loan Discount fee without more details. The COC does not state why the Points - Loan Discount Fee increased. Provide information as to why the fee increased to determine if it is a valid reason. A cost to cure in the amount of $XXXX remains. (XXXX)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. A valid COC for the Points - Loan Discount fee has been provided. A COC for the addition of the Title - State Policy Fee has not been provided. A cost to cure in the amount of $XXXX remains. (XXXX)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	2	1	1	3	2			C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B
XXXX	304845854	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Open) State Regulations- This loan failed the lender prohibited fees test. (XXXX XXXXXXXX6122(a))The loan charges a fee not provided for in the act. Points. A lender is prohibited from charging fees, except those provided for in this act.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		2	2	1	1	2	2			B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B
XXXX	304845817	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: XXXX (XX/XX/XXXX). A cost to cure in the amount of $XXXX is required, of which $XXXX was applied at closing. The remaining cost to cure is $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The PCCD and copy of the Refund Check have been provided. The LOE and Proof of Delivery is required.(Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The LOE and Proof of Delivery provided is cut off and is not legible. Please provide a clear, legible copy for review. (XXXX)

Response 3 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	2	1	1	3	2			C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B
XXXX	304845899	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845790	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) Security Instrument - Inaccurate-

The security instrument was not completed accurately. The PUD name is inaccurate on the PUD Rider, when compared to the Legal.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is not sufficient to cure the finding. The PUD name disclosed on the PUD rider is Tuscany HOA and does not match legal, XXXX, or the HOA documents, The XXXX with XXXX. A new PUD rider with the correct name with the changes initialed by the borrower or a XXXX is required. (XXXX)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. the payment of the HOA has been provided but does not disclose the name of the HOA. What appears to be the HOA statement has also been provided; however, only half of the statement has been provided and cannot determine the name of the HOA. Please provide a copy of the entire statement for review. (XXXX)

Response 3 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	1	1	1	3	1			C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A
XXXX	304845751	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Open) State Regulations- This loan failed the lender prohibited fees test. (XXXX XXXXXXXX §6122(a)) The loan charges a fee not provided for in the act. A lender is prohibited from charging fees, except those provided for in this act.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		2	2	1	1	2	2			B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B
XXXX	304845836	XXXX	XXXX	XXXX	GQM Exempt - Business Purpose		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845879	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845897	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845818	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845934	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845873	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) TRID - Initial CD/Delivery Date (prior to consummation)- Rescindable-

Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was electronically received by the borrower on XX/XX/XXXX, and therefore not received by the consumer XXXX business days prior to the consummation date, XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: XXXX Fee $XXXX, and XXXX $XXXX. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	2	1	1	3	2			C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B
XXXX	304845900	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845889	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845904	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845746	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845943	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845788	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845756	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) TRID - Zero Tolerance Violation (No Valid COC)- The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Transfer taxes. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	2	1	1	3	2			C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B
XXXX	304845729	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845944	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845826	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845917	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845813	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845925	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) TRID - Zero Tolerance Violation (No Valid COC)- The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal fee to $XXXX. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	2	1	1	3	2			C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B
XXXX	304845762	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845875	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845916	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) Security Instrument - Incomplete- The following section(s) of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The default notice was not signed by the borrower. Response 1 (XX/XX/XXXX XX:XXPM) The information provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	1	1	1	3	1			C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A	C	A	A	A			C	A
XXXX	304845829	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Open) State Testing - Prohibited Fees- The loan failed the discount fee test. (XXXX § XXXX-3301(e)(1)-(XXXX)) This loan failed because The loan has an origination fee that is greater than XXXX% of the principal Response 1 (XX/XX/XXXX XX:XXPM) Lender acknowledges with no change in grade EV2. (Acknowledged)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		2	2	1	1	2	2			B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B	B	B	A	A			B	B
XXXX	304845744	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845862	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845906	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845730	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845936	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845865	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845747	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845841	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: XXXX on the revised LE issued XX/XX/XXXX-XXXX. A cost to cure in the amount of $XXXX was required of which $XXXX was cured on the CD. A cost to cure in the amount of $XXXX is still required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		3	2	1	1	3	2			C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B	C	B	A	A			C	B
XXXX	304845809	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) Security Instrument - Incomplete-

The following section(s) of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The default notice was not signed by the borrower.

Response XXXX (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Non-Borrower with Right to Rescind-

There is no evidence of an initial CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. Truth in XXXX (Regulation Z) 12 CFR 1026.19(f)(1)(i), 12 CFR 1026.2(a)(11)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient tocure the finding. The loan transaction is a refinance rescindable transactionand requires the Initial CD to be provided to all parties with the right torescind XXXX days prior to consummation. Evidence the borrower electronicallyreceived the Initial CD on XX/XX/XXXX has been provided. Evidence the Non-borrowing spouse received the Initial CD has not been provided. Please provide evidence the NBS received an Initial CD at least XXXX days prior to consummation. (XXXX)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Wildfires and Straight-line Winds (DR-XXXX - XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX. Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	3	1			C	A	C	A			C	A	C	A	C	A			C	A	C	A	C	A			C	A	C	A	C	A			C	A	C	A	C	A			C	A	C	A	C	A			C	A
XXXX	304845737	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845881	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304845828	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304844556	XXXX	XXXX	XXXX	Non-QM Verified	(Clear) State HPML-

This loan failed the XXXX XXXX higher-priced mortgage loan test. (XXXX XXXX, XXXX Financial Code Division XXXX 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The XXXX APR threshold is XXXX%. The loan is a compliant HPML. Appraisal and prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in XXXX Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Appraisal and prepayment requirements have been met.

(Open) QM - FAIL APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second XXXX is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in XXXX (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	304844558	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) TRID - XXXX% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than XXXX% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: XXXX and Title Insurance Policy. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXAM)
The information provided is not sufficient to cure the finding. The CD issued on XX/XX/XXXX does not disclose the Lender Credit in the amount of #XXXX. Please provide LOE and PCCD with Lender Credit for review. A cost to cure in the amount of $XXXX remains. (XXXX)

Response 2 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Open) TRID - CD - Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in XXXX (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	304844541	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	304844540	XXXX	XXXX	XXXX	Non-QM Verified		(Open) QM - Points and Fees- The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3percent of the total loan amount of $XXXX. The following fees were included in the testing: Appraisal Fee $XXXX, XXXX Fee $XXXX, Points-Loan Discount Fee $XXXX, Processing Fee $XXXX and Underwriting Fee $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3).	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	304844537	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) ROR - Timing-

This Loan failed the TILA right of rescission test. The Funding date, XX/XX/XXXX, is before the third business day following consummation, XX/XX/XXXX. The CD reflects a disbursement date of XX/XX/XXXX; however, the loan did not consummate until XX/XX/XXXX. The consumer may exercise the rights to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §XXXX or §XXXX, or delivery of all material disclosures, whichever occurs last. Truth in XXXX (Regulation Z) 12 CFR 1026.23(b)(1)(v), (a)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) XXXX Missing- Missing required appraisal from file. Full appraisal is required; only AVM and PCI reports provided at origination. Response 1 (XX/XX/XXXX XX:XXAM) Explanation received is sufficient. (Resolved)		3	1	3	1	3	1			C	A	C	A			C	A	C	A	C	A			C	A	C	A	C	A			C	A	C	A	C	A			C	A	C	A	C	A			C	A	C	A	C	A			C	A
XXXX	304844548	XXXX	XXXX	XXXX	Safe Harbor Verified QM	(Clear) TRID - Initial LE/Delivery Date (from application)-

The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within XXXX days of the application date, XX/XX/XXXX. Truth in XXXX (Regulation Z) 12 CFR 1026.19(e)(1)(iii)(A)

Response 1 (XX/XX/XXXX XX:XXPM)
XXXX Report provided in the original loan file lists an application date of XX/XX/XXXX. (XXXX)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions/increases: Origination Fee $XXXX, Underwriting Fee $XXXX, XXXX $XXXX, XXXX Fee $XXXX, Credit Report Fee $XXXX, and Third Party Processing Fee $XXXX. A cost to cure in the amount of $XXXX is required. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - XXXX% Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that in total cannot increase more than XXXX% test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions/increases: Signing Fee $XXXX, Title Insurance Policy $XXXX, Recording Service Fee $XXXX, Settlement/Closing Fee $XXXX, Endorsement Fee $XXXX, Title Service Fee $XXXX, and Recording Fee $XXXX. A cost to cure in the amount of $XXXX is required. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) HOC - Late-

The Homeownership Counseling Disclosure (HOC) dated XX/XX/XXXX was not disclosed within XXXX days of the application date, XX/XX/XXXX. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.20(a)(1)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	304844549	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified- The loan file does not contain documentation supporting the amount of the first lien monthly payment used to qualify. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	304844538	XXXX	XXXX	XXXX	Non-QM Verified		(Open) QM - Points and Fees- The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds XXXX percent of the total loan amount of $XXXX. The following fees were included in the testing: Admin Fee $XXXX, Broker Fee $XXXX, and Underwriting Fee $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3).	(Clear) XXXX Missing- Missing required appraisal from file. Full appraisal is required, loan file contains only an AVM and PCI report(s). Response 1 (XX/XX/XXXX XX:XXAM) Explanation received is sufficient. (Resolved)		3	2	3	1	2	2			C	B	C	A			B	B	C	B	C	A			B	B	C	B	C	A			B	B	C	B	C	A			B	B	C	B	C	A			B	B	C	B	C	A			B	B
XXXX	304844550	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) XXXX Missing- Missing required appraisal from file. The loan file contains only an AVM and PCI report (Full appraisal required). Response 1 (XX/XX/XXXX XX:XXPM) Explanation received is sufficient. (Void)		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304844545	XXXX	XXXX	XXXX	Non-QM Verified	(Open) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds XXXX percent of the total loan amount of $XXXX. The following fees were included in the testing: Appraisal Fee $XXXX, XXXX Fee $XXXX and Underwriting Fee $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). A cost to cure in the amount of $XXXX is required.

(Clear) State HPML-

This loan failed the XXXX XXXX higher-priced mortgage loan test. (XXXX XXXX, XXXX Financial Code Division XXXX 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The XXXX APR threshold is XXXX%. The loan is a compliant HPML. Appraisal and prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in XXXX Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) QM - FAIL APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second XXXX is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in XXXX (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

(Clear) Security Instrument - Incomplete-

Security Instrument Incomplete. The following section(s) of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The XXXX acknowledgment date is missing.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is not sufficient to cure the finding. The XXXX section of the Mortgage has been updated to disclose the date of who appeared before the XXXX as required; however, the update has not been initialed by the Notary. Please provide an updated Mortgage with the date of the name of who appeared before the XXXX initialed by the XXXX or a XXXX. (XXXX)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	304844544	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Appraisal - Other- The appraisal provided at review is not legible. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	304844546	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) XXXX Missing- Missing required appraisal from file. File only contains supporting AVM report and property inspection. Response 1 (XX/XX/XXXX XX:XXAM) Review of guidelines does allow AVM as appraisal for loan amounts under 250k with XXXX or above confidence score. AVM meets guidelines. (Resolved)		3	1	3	1	1	1			C	A	C	A			A	A	C	A	C	A			A	A	C	A	C	A			A	A	C	A	C	A			A	A	C	A	C	A			A	A	C	A	C	A			A	A
XXXX	304399200	XXXX	XXXX	XXXX	Non-QM Verified	(Open) QM - FAIL APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second XXXX is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in XXXX (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in XXXX Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) Credit Report - Adverse Credit-

Adverse credit information, such as late payments and past due amounts were reflected on the credit reports in the loan file dated XX/XX/XXXX and XX/XX/XXXX. The Note date is XX/XX/XXXX, and the origination credit report dated XX/XX/XXXX did not reflect late payments or past due amounts on the borrowers debts; however, an updated report reflected all of the borrowers revolving accounts being paid off at closing became past due in January of XXXX, and the gap credit report reflected those past due amounts increased the next month. The guidelines reflect applicants with current credit delinquencies are ineligible; therefore, the subject loan is an ineligible transaction.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver to extend default from XXXX to XXXX months. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX that supports the value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	304844536	XXXX	XXXX	XXXX	GQM Exempt - Business Purpose		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	304844543	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	304844552	XXXX	XXXX	XXXX	Non-QM Verified		(Open) QM - Points and Fees- The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds XXXX percent of the total loan amount of $XXXX. The following fees were included in the testing: Loan Origination Fee $XXXX, Points-Loan Discount Fee $XXXX, and Underwriting Fee $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3).	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	304844535	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	304844554	XXXX	XXXX	XXXX	GQM Exempt - Business Purpose		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A